Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin International Dividend Booster Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Dividend Booster Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF, Franklin U.S. Small Cap Multifactor Index ETF, Franklin Disruptive Commerce ETF, Franklin Dividend Growth ETF, Franklin Dynamic Municipal Bond ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin High Yield Corporate ETF, Franklin Income Equity Focus ETF, Franklin Income Focus ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Multisector Income ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin U.S. Treasury Bond ETF, Franklin Ultra Short Bond ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, BrandywineGLOBAL – Dynamic US Large Cap Value ETF, BrandywineGLOBAL – U.S. Fixed Income ETF, Franklin Small Cap Enhanced ETF, Putnam International Stock ETF, Templeton International Insights ETF, Templeton Emerging Market Debt ETF, Franklin FTSE Russia ETF, Franklin U.S. Equity Index ETF and Western Asset Bond ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2026.

This report is intended solely for the information and use of the Board of Trustees of Franklin Templeton ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
May 28, 2026

Appendix A

Franklin Emerging Market Core Dividend Tilt Index ETF (1) Franklin International Core Dividend Tilt Index ETF (1) Franklin International Dividend Booster Index ETF (1) Franklin U.S. Core Dividend Tilt Index ETF (1)
Franklin U.S. Dividend Booster Index ETF (1) Franklin U.S. Large Cap Multifactor Index ETF (1) Franklin U.S. Mid Cap Multifactor Index ETF (1) Franklin U.S. Small Cap Multifactor Index ETF (1) Franklin Disruptive Commerce ETF (1)
Franklin Dividend Growth ETF (2)
Franklin Exponential Data ETF (1)
Franklin Focused Growth ETF (1)
Franklin Genomic Advancements ETF (1)
Franklin High Yield Corporate ETF (1)
Franklin Income Equity Focus ETF (1)
Franklin Income Focus ETF (1)
Franklin Intelligent Machines ETF (1)
Franklin International Aggregate Bond ETF (1)
Franklin Investment Grade Corporate ETF (1)
Franklin Multisector Income ETF (3)
Franklin Senior Loan ETF (1)
Franklin Systematic Style Premia ETF (1)
Franklin U.S. Core Bond ETF (1)
Franklin U.S. Treasury Bond ETF (1)
Franklin Ultra Short Bond ETF (1)
Franklin FTSE Asia ex Japan ETF (1)
Franklin FTSE Australia ETF (1)
Franklin FTSE Brazil ETF (1)
Franklin FTSE Canada ETF (1)
Franklin FTSE China ETF (1)
Franklin FTSE Europe ETF (1)
Franklin FTSE Eurozone ETF (1)
Franklin FTSE Germany ETF (1) Franklin FTSE India ETF (1) Franklin FTSE Japan ETF (1) Franklin FTSE Japan Hedged ETF (1) Franklin FTSE Latin America ETF (1) Franklin FTSE Mexico ETF (1) Franklin FTSE Saudi Arabia ETF (1) Franklin FTSE South Korea ETF (1) Franklin FTSE Switzerland ETF (1) Franklin FTSE Taiwan ETF (1) Franklin FTSE United Kingdom ETF (1)
BrandywineGLOBAL – Dynamic US Large Cap Value ETF (1) BrandywineGLOBAL – U.S. Fixed Income ETF (1)
Franklin Small Cap Enhanced ETF (4)
Putnam International Stock ETF (5)
Templeton International Insights ETF (5)
Templeton Emerging Market Debt ETF (6)
Franklin FTSE Russia ETF (1)
Franklin U.S. Equity Index ETF (1)
Western Asset Bond ETF (1)

(1)as of and for the year ended March 31, 2026

(2)as of March 31, 2026 and for the period August 28, 2025 (inception date) to March 31, 2026

(3)as of March 31, 2026 and for the period August 26, 2025 (inception date) to March 31, 2026

(4)as of March 31, 2026 and for the period December 9, 2025 (inception date) to March 31, 2026

(5)as of March 31, 2026 and for the period October 21, 2025 (inception date) to March 31, 2026

(6)as of March 31, 2026 and for the period January 20, 2026 (inception date) to March 31, 2026

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